Employee Benefit Plans (Details 10) (USD $)					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Stock Option One [Member]	Dec. 31, 2011 Stock Option Two [Member]	Dec. 31, 2011 Stock Option Three [Member]	Dec. 31, 2011 Stock Option Four [Member]	Dec. 31, 2011 Stock Option Five [Member]	Dec. 31, 2011 Stock Option Six [Member]	Dec. 31, 2011 Stock Option Seven [Member]	Dec. 31, 2011 Stock Option Eight [Member]	Dec. 31, 2011 Stock Option Nine [Member]	Dec. 31, 2011 Stock Option Ten [Member]	Dec. 31, 2011 Stock Option Eleven [Member]	Dec. 31, 2011 Stock Option Twelve [Member]	Dec. 31, 2011 Stock Option Thirteen [Member]	Dec. 31, 2011 Stock Option Fourteen [Member]	Dec. 31, 2011 Stock Option Fifteen [Member]	Dec. 31, 2011 Stock Option Sixteen [Member]	Dec. 31, 2011 Stock Option Seventeen [Member]	Dec. 31, 2011 Stock Option Eighteen [Member]	Dec. 31, 2011 Stock Option Nineteen [Member]	Dec. 31, 2011 Stock Option Twenty [Member]	Dec. 31, 2011 Stock Option Twenty One [Member]
Summary of Stock Options Outstanding
Number of options outstanding	28,825,986	28,129,885	24,262,692	26,728,119	9,618	614,440	111,959	206,480	448,840	415,784	305,592	2,299,341	7,872,500	350,000	3,110,000	3,625,000	350,000	350,000	2,930,000	3,870,000	300,000	37,500	1,406,700	160,419	51,813
Weighted Average Remaining Contractual Life					1 Months	4 months	1 Years	1 Years	2 Years	3 Years	2 Years	2 Years	4.5 Years	5.5 years	5 years	6 Years	6 Years	7 Years	7 Years	8 Years	8 Years	8.5 Years	9 Years	9 Years	9 Years
Weighted Average Exercise Price, Options Outstanding	$ 12.77	$ 12.68	$ 12.51	$ 10.35	$ 4.20	$ 5.53	$ 5.96	$ 6.35	$ 10.33	$ 11.17	$ 11.91	$ 12.22	$ 12.76	$ 13.35	$ 13.78	$ 15.69	$ 18.84	$ 12.81	$ 12.03	$ 13.10	$ 13.62	$ 12.10	$ 9.50	$ 9.77	$ 8.33
Number of Options Exercisable	20,672,052				9,618	614,440	111,959	206,480	448,840	415,784	305,592	2,299,341	7,872,500	350,000	3,060,000	3,625,000	350,000	350,000	150,000	164,998	300,000	37,500	0	0	0
Weighted Average Exercise Price, Options Exercisable	$ 13.07				$ 4.20	$ 5.53	$ 5.96	$ 6.35	$ 10.33	$ 11.17	$ 11.91	$ 12.22	$ 12.76	$ 13.35	$ 13.78	$ 15.69	$ 18.84	$ 12.81	$ 12.03	$ 13.10	$ 13.62	$ 12.10	$ 0.00	$ 0.00	$ 0.00